SCOPE OF CONSOLIDATION - Other Investments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI		$ (603)	$ 0	$ 0
Stalprodukt S.A.
Disclosure of financial assets [line items]
Ownership interest in associate sold (in shares)	729,643
Proceeds from sales of interests in associates	$ 46
Proportion of ownership interest in associate	28.47%
Proportion of voting rights held in associate	28.26%
Stalprodukt S.A. | Financial assets available-for-sale, category
Disclosure of financial assets [line items]
Proportion of ownership interest in equity investment	21.20%
Proportion of voting rights held in equity investment	11.61%
Other investments
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		855	0
Available-for-sale securities (at fair value)		0	1,444
Investments in equity instruments at cost		0	27
Financial assets		855	1,471
Other investments | Erdemir
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		577	0
Available-for-sale securities (at fair value)		0	1,118
Other investments | Erdemir | Investments in equity instruments at FVOCI
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI		127	658
Other investments | Stalprodukt S.A.
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		101	0
Available-for-sale securities (at fair value)		0	171
Other investments | Stalprodukt S.A. | Investments in equity instruments at FVOCI
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI		11	77
Other investments | Gerdau
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		115	0
Available-for-sale securities (at fair value)		0	112
Other investments | Gerdau | Investments in equity instruments at FVOCI
Disclosure of financial assets [line items]
Unrealized gains (losses) recognized in OCI		48	42
Other investments | Other investments
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI		62	0
Available-for-sale securities (at fair value)		$ 0	$ 43